INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of income tax expense

The following table sets forth income tax expense for the years ended December 31, 2022 and 2021 (stated in thousands):

	Years Ended December 31,
	2022	2021
Income tax expense:
Federal	$—	$—
State	5	30
	5	30
Deferred tax benefit:
Federal	179	(707)
State	18	(152)
	197	(859)
Total income tax benefit	$202	$(829)

Schedule of deferred tax assets and liabilities

The following table sets forth deferred tax assets and liabilities as of December 31, 2022 and 2021 (stated in thousands):

	Years Ended December 31,
	2022	2021
Deferred Tax Assets (Liabilities):
Noncurrent:
Fixed assets	$(101)	$(185)
Stock-based and performance share compensation.	1,920	1,977
Equity method investments	(138)	(149)
Accrual to cash adjustment	(4,053)	(7,549)
Net operating loss and carryforward	7,792	5,762
Intangibles	1,773	(34)
Debt issuance costs	10	20
Accretion expense	(268)	(443)
Total Noncurrent DTL	6,935	(601)
Valuation Allowance	(7,731)	—
Deferred Tax Liabilities, net	$(796)	$(601)

Schedule of effective tax rate reconciliation

The following table sets forth the effective tax rate reconciliation for the years ended December 31, 2022 and 2021 (stated in thousands):

	Years Ended December 31,
	2022	2021
Reconciliation of effective tax rate:
Federal taxes at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	2.0%	2.8%
Permanent items	—%	(0.8)%
Performance shares	1.1%	—%
Provision to return adjustment and other	(0.4)%	(2.3)%
Change in rate	0.8%	3.8%
Change in valuation allowance	(24.7)%	—%
NOL carryback difference	(0.5)%	(1.4)%
Effective income tax rate	(0.7)%	23.1%